Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]
Balances at Dec. 31, 2011	$ 16,618,000	$ 6,000	$ 17,904,000	$ (1,292,000)
Balances (in shares) at Dec. 31, 2011		5,810,444
Shares issued to employees and directors in connection with restricted stock grants	1,000	1,000	0
Shares issued to employees and directors in connection with restricted stock grants (in shares)		1,544,943
Direct costs relating to equity placement / private stock offering	(2,000)		(2,000)
Compensation expense in connection with stock options, warrant and restricted stock	4,573,000		4,573,000
Restricted stock repurchased on vesting	(711,000)	0	(711,000)
Shares repurchased on vesting of restricted stock (in shares)		(237,033)
Warrants issued in connection with licensing activities	23,000		23,000
Shares issued on exercise of warrants	1,000	0	1,000
Shares issued on exercise of warrants (in shares)		162,500
Forfeiture of prior stock grants	(2,000)	0	(2,000)
Forfeiture of prior stock grants (in shares)		(875)
Shares issued in connection with settlement of debt	180,000	0	180,000
Shares issued in connection with settlement of debt (in shares)		60,000
Net income (loss)	4,284,000	0	0	4,284,000
Balances at Dec. 31, 2012	24,965,000	7,000	21,966,000	2,992,000
Balance (in shares) at Dec. 31, 2012		7,339,979
Shares issued to employees and directors in connection with restricted stock grants	1,000	1,000	0
Shares issued to employees and directors in connection with restricted stock grants (in shares)		1,398,125
Issuance of common stock, private stock offering June 5, 2013	5,000,000	2,000	4,998,000
Issuance of common stock, private stock offering June 5, 2013 (in shares)		1,428,573
Direct costs relating to equity placement / private stock offering	(311,000)		(311,000)
Compensation expense in connection with stock options, warrant and restricted stock	4,810,000		4,810,000
Restricted stock repurchased on vesting	(622,000)	0	(622,000)
Shares repurchased on vesting of restricted stock (in shares)		(161,168)
Warrants issued in connection with licensing activities	2,000		2,000
Net income (loss)	1,532,000	0	0	1,532,000
Balances at Dec. 31, 2013	$ 35,377,000	$ 10,000	$ 30,843,000	$ 4,524,000
Balance (in shares) at Dec. 31, 2013		10,005,509